Schedule of immaterial corrections (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset has been recognized			$ 41,434,748	$ 39,205,645		$ 19,808,028	$ 39,205,645
Potential tax benefit @ 25%/21%			10,127,636	9,624,883		4,952,007	9,624,883
Short-term employee benefits			925,269	924,437	$ 924,437	597,673
Share-based payments			240,420	521,159	521,159	229,277
Total			1,165,689	1,445,596	1,445,596	826,950
Current assets	$ 14,698,779		3,478,703				19,735,893
Non-current assets	105,741,501		103,767,318				102,600,889
Total assets	120,440,280		107,246,021				122,336,782
Current liabilities	7,588,036		3,210,032				3,594,273
Total liabilities	13,396,769		8,862,289				8,946,817
Expenses	(3,737,895)	$ (1,887,176)	(6,410,292)		(5,528,200)	(5,230,455)
Loss before income tax expense	(1,964,737)	(9,194,540)	(16,389,292)		(11,571,240)	34,402,821
Income tax expense
Loss after income tax expense	(1,964,737)	(9,194,540)	(16,389,292)		(11,571,240)	34,402,821
Other comprehensive income/(loss)	3,245,220	(1,542,897)	61,491		1,941,562	3,694,472
Total comprehensive income/(loss)	1,280,483	(10,737,437)	(16,327,801)		(9,629,678)	38,097,293
Net cash used in operating activities	(4,326,534)	(1,272,356)	(3,666,768)		(3,083,677)	(2,855,761)
Net cash used in investing activities	(3,475,525)	(11,655,931)	(13,321,921)		(24,139,677)	(3,957,726)
Net increase/(decrease) in cash and cash equivalents	682,580	(12,928,287)	(16,001,797)		(2,064,739)	4,339,549
Loss attributable to non-controlling interests	(41,972)	(51,229)	(106,181)		(87,149)	(281,733)
Total comprehensive Income/(loss) attributable to non-controlling interests	$ 456,780	$ (286,168)	(98,299)		205,159	272,558
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Current assets			111,502			15,182,579	1,827,323
Non-current assets			94,603,581			59,691,189	83,964,996
Total assets			94,715,083			74,873,768	85,792,319
Current liabilities			59,373			3,743,091	141,459
Total liabilities			59,373			3,743,091	141,459
Net assets/(liabilities)			94,655,710			71,130,677	85,650,860
Revenue			245		20,697
Expenses			(707,872)		(601,690)	(450,134)
Loss before income tax expense			(707,627)		(580,993)	(450,134)
Income tax expense
Loss after income tax expense			(707,627)		(580,993)	(450,134)
Other comprehensive income/(loss)			52,550		1,948,722	3,693,398
Total comprehensive income/(loss)			(655,077)		1,367,729	3,243,264
Net cash used in operating activities			(38,326)		(238,904)	(9,139,831)
Net cash used in investing activities			(1,665,045)		(13,239,174)	19,980,149
Net increase/(decrease) in cash and cash equivalents			(1,703,371)		(13,478,078)	10,840,318
Loss attributable to non-controlling interests			(106,181)		(87,149)	(67,520)
Total comprehensive Income/(loss) attributable to non-controlling interests			(98,299)		205,159	(382,614)
Accumulated non-controlling interests at the end of reporting period			(431,005)		(324,861)	$ (237,712)
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Snow Lake Resources other receivable			$ 100,000	250,207			250,207
Previously stated [member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset has been recognized				20,942,089
Potential tax benefit @ 25%/21%				5,235,522
Short-term employee benefits				924,437
Share-based payments				321,109
Total				1,245,546
Previously stated [member] | AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Current assets							1,827,323
Non-current assets							83,964,996
Total assets							85,792,319
Current liabilities							141,459
Total liabilities							141,459
Net assets/(liabilities)							85,650,860
Revenue					20,697
Expenses					(495,779)
Loss before income tax expense					(475,082)
Income tax expense
Loss after income tax expense					(475,082)
Other comprehensive income/(loss)
Total comprehensive income/(loss)					(475,082)
Net cash used in operating activities					(238,904)
Net cash used in investing activities					(13,239,174)
Net increase/(decrease) in cash and cash equivalents					(13,478,078)
Loss attributable to non-controlling interests					(87,149)
Total comprehensive Income/(loss) attributable to non-controlling interests
Accumulated non-controlling interests at the end of reporting period					(324,861)
Previously stated [member] | Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Snow Lake Resources other receivable				150,207
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset has been recognized				18,263,556
Potential tax benefit @ 25%/21%				4,389,361
Short-term employee benefits
Share-based payments				200,050
Total				200,050
Increase (decrease) due to corrections of prior period errors [member] | AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Current assets
Non-current assets
Total assets
Current liabilities
Total liabilities
Net assets/(liabilities)
Revenue
Expenses					(105,911)
Loss before income tax expense					(105,911)
Loss after income tax expense					(105,911)
Other comprehensive income/(loss)					1,948,722
Total comprehensive income/(loss)					1,842,811
Net cash used in operating activities
Net cash used in investing activities
Net increase/(decrease) in cash and cash equivalents
Loss attributable to non-controlling interests
Total comprehensive Income/(loss) attributable to non-controlling interests					205,159
Accumulated non-controlling interests at the end of reporting period
Increase (decrease) due to corrections of prior period errors [member] | Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Snow Lake Resources other receivable				$ 100,000